UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Christopher Wood
Title:	Director of Operations
Phone:	(312) 663-3395

Signature, Place and Date of Signing:

Christopher Wood		Chicago, IL		August 10, 2001
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		89,826 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP			VALUE		SHARES	INV.		OTHER	VOTING AUTH
					CLASS				X1000						DISC		MGR	SOLE SHR NONE

ARADIGM CORP                       COM       038505103           2125       303500    SH  SOLE
BIO TECHNOLOGY GEN CORP            COM       090578105           7487       571500    SH  SOLE
BIOCRYST PHARMACEUTICALS           COM       09058V103            174        26900    SH  SOLE
BOSTON SCIENTIFIC CORP             COM       101137107           2550       150000    SH  SOLE
CV THERAPEUTICS INC                COM       126667104            747        13100    SH  SOLE
CELL GENESYS INC                   COM       150921104           2938       143300    SH  SOLE
CONNETICS CORP                     COM       208192104           1566       206600    SH  SOLE
COR THERAPEUTICS INC               COM       217753102           3864       126700    SH  SOLE
CORVAS INTL INC                    COM       221005101            686        58200    SH  SOLE
CURIS INC                          COM       231269101           3188       505230    SH  SOLE
DURAMED PHARMACEUTICALS INC        COM       266354109           3970       221900    SH  SOLE
EMISPHERE TECHNOLOGIES INC         COM       291345106            506        17400    SH  SOLE
ICN PHARMACEUTICALS INC NEW        COM       448924100           7315       230600    SH  SOLE
ILEX ONCOLOGY INC                  COM       451923106           9371       313400    SH  SOLE
INTERNEURON PHARMACEUTICALS        COM       460573108           1116       131400    SH  SOLE
JOHNSON & JOHNSON                  COM       478160104           4939        98784    SH  SOLE
LIFECELL CORP                      COM       531927101            137        63500    SH  SOLE
MATRIX PHARMACEUTICAL INC          COM       576844104           6044       579500    SH  SOLE
NAPRO BIOTHERAPUTICS INC           COM       630795102           4467       437900    SH  SOLE
NORTHFIELD LABS INC                COM       666135108           2550       155600    SH  SOLE
PFIZER INC                         COM       717081103           5575       139200    SH  SOLE
SANGSTAT MED CORP                  COM       801003104           9659       589700    SH  SOLE
SICOR INC                          COM       825846108           2324       100600    SH  SOLE
TRIANGLE PHARMACEUTICALS INC       COM       89589H104           2321       495900    SH  SOLE
UNITED THERAPEUTICS CORP DEL       COM       91307C102           4207       315100    SH  SOLE




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